PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED JUNE 22, 2010
TO THE PROSPECTUS DATED JUNE 16, 2010

The following information supplements the information found in the prospectus for the Global X Funds.

The following fund is available for purchase:

Global X Brazil Mid Cap ETF

The following funds are not operational and unavailable for purchase:

Global X Brazil Consumer ETF

Global X Brazil Financials ETF

Global X Brazil Industrials ETF

Global X Brazil Materials ETF

Global X Brazil Utilities ETF

Global X China Mid Cap ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE